Cover	Dec. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2024
Entity File Number	001-40978
Entity Registrant Name	FLUENCE ENERGY, INC.
Entity Central Index Key	0001868941
Entity Tax Identification Number	87-1304612
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4601 Fairfax Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	833
Local Phone Number	358-3623
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock $0.00001 par value per share
Trading Symbol	FLNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false